Property plant and equipment (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	$ 196,492,833,000	$ 185,430,338,000
Additions	5,197,678,000	17,286,326,000
Transfers	400,947,000	(6,221,494,000)
Disposals	473,562,000	2,337,000
Property, Plant And Equipment Cost, Ending	201,617,896,000	196,492,833,000
Property, Plant And Equipment Depreciation, Beginning	76,967,130,000	68,922,607,000
Depreciation For The Year	7,637,642,000	5,465,104,000
Disposals And Impairment	6,389,798,000	5,157,828,000
Transfers		(2,578,409,000)
Property, Plant And Equipment Depreciation, Ending	90,994,570,000	76,967,130,000
Property, Plant And Equipment Net Book Value	110,623,326,000	119,525,703,000
Sales Under Contracts
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	6,013,415,000	5,031,295,000
Additions	120,019,000	180,187,000
Transfers	8,447,000	804,270,000
Disposals	116,520,000	2,337,000
Property, Plant And Equipment Cost, Ending	6,025,361,000	6,013,415,000
Property, Plant And Equipment Depreciation, Beginning	4,523,644,000	4,344,536,000
Depreciation For The Year	236,603,000	158,142,000
Disposals And Impairment	(66,129,000)	20,966,000
Property, Plant And Equipment Depreciation, Ending	4,694,118,000	4,523,644,000
Property, Plant And Equipment Net Book Value	1,331,243,000	1,489,771,000
Wind Turbines
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	35,019,249,000	20,253,980,000
Additions	0	0
Transfers	11,197,000	14,765,269,000
Disposals	0	0
Property, Plant And Equipment Cost, Ending	35,030,446,000	35,019,249,000
Property, Plant And Equipment Depreciation, Beginning	2,290,595,000	920,302,000
Depreciation For The Year	1,762,427,000	1,370,293,000
Disposals And Impairment	0	0
Property, Plant And Equipment Depreciation, Ending	4,053,022,000	2,290,595,000
Property, Plant And Equipment Net Book Value	30,977,424,000	32,728,654,000
Lands and Buildings
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	14,804,126,000	12,973,228,000
Additions	5,018,000	7,796,000
Transfers	81,573,000	1,823,102,000
Disposals	0	0
Property, Plant And Equipment Cost, Ending	14,890,717,000	14,804,126,000
Property, Plant And Equipment Depreciation, Beginning	2,196,105,000	1,809,337,000
Depreciation For The Year	432,194,000	337,652,000
Disposals And Impairment	668,692,000	49,116,000
Transfers		0
Property, Plant And Equipment Depreciation, Ending	3,296,991,000	2,196,105,000
Property, Plant And Equipment Net Book Value	11,593,726,000	12,608,021,000
Electric Power Facilities
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	105,550,072,000	90,372,945,000
Additions	0	157,259,000
Transfers	25,121,977,000	15,019,868,000
Disposals	357,042,000	0
Property, Plant And Equipment Cost, Ending	130,315,007,000	105,550,072,000
Property, Plant And Equipment Depreciation, Beginning	62,127,224,000	57,000,312,000
Depreciation For The Year	5,206,418,000	3,599,017,000
Disposals And Impairment	3,784,059,000	1,527,895,000
Property, Plant And Equipment Depreciation, Ending	71,117,701,000	62,127,224,000
Property, Plant And Equipment Net Book Value	59,197,306,000	43,422,848,000
Gas Turbines
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	3,853,518,000	9,993,321,000
Additions	1,448,000	0
Transfers	0	(6,139,803,000)
Disposals	0	0
Property, Plant And Equipment Cost, Ending	3,854,966,000	3,853,518,000
Property, Plant And Equipment Depreciation, Beginning	2,245,703,000	2,559,707,000
Depreciation For The Year	0	0
Disposals And Impairment	0	2,264,405,000
Transfers		(2,578,409,000)
Property, Plant And Equipment Depreciation, Ending	2,245,703,000	2,245,703,000
Property, Plant And Equipment Net Book Value	1,609,263,000	1,607,815,000
Construction in Progress
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	31,252,453,000	46,805,569,000
Additions	5,071,193,000	16,941,084,000
Transfers	(24,822,247,000)	(32,494,200,000)
Disposals	0	0
Property, Plant And Equipment Cost, Ending	11,501,399,000	31,252,453,000
Property, Plant And Equipment Depreciation, Beginning	3,583,859,000	2,288,413,000
Depreciation For The Year	0	0
Disposals And Impairment	2,003,176,000	1,295,446,000
Property, Plant And Equipment Depreciation, Ending	5,587,035,000	3,583,859,000
Property, Plant And Equipment Net Book Value	$ 5,914,364,000	$ 27,668,594,000